Leases - Summary of Consolidated Statement of Financial Position Amounts Relating to Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Right Of Use Assets [Line Items]
Right-of-use assets	$ 108,598	$ 158,448
Lease liabilities
Non-current	82,285	126,516
Current	16,823	16,703
Total	99,108	143,219
Land and Buildings
Right Of Use Assets [Line Items]
Right-of-use assets	87,015	127,773
Plant and Machinery
Right Of Use Assets [Line Items]
Right-of-use assets	$ 21,583	$ 30,675